Investor A C Institutional and Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BlackRock Technology Opportunities Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Technology Opportunities Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Technology Opportunities Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term capital appreciation.